Schedule I - Condensed Financial Information of Registrant Guarantees and Restrictions - Additional Information (Detail) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2017	May 22, 2017
Condensed Financial Information Of Parent Company Only [Line Items]
Restricted net assets of Emerald and subsidiaries exceed consolidated net assets as a percentage	25.00%
Amended And Restated Senior Secured Credit Facilities
Condensed Financial Information Of Parent Company Only [Line Items]
Builder basket percentage based on consolidated net income and certain other amounts		50.00%
Fixed charge coverage ratio		200.00%